Income Taxes	12 Months Ended
Dec. 31, 2020
Disclosure of income tax [text block] [Abstract]
Income taxes
16.	Income taxes

($000s)	2020	2019

Deferred tax recovery	(800)	(697)
	(800)	(697)

Tax expense (recovery) recognized in other comprehensive income or directly in equity

($000s)	2020	2019

Financing costs - recognized in statement of equity	(2,698)	(166)
Unrealized gain or loss on marketable securities - recognized in OCI	106	-
	(2,592)	(166)

In 2020, the Company recognized income tax recovery of $0.8 million (2019 - income tax recovery of $0.7 million) primarily related to deferred tax recovery arising from the losses in the current year, partially offset by a deferred tax expense arising due to the renouncement of expenditures related to 2019 and 2020 flow-through shares which are capitalized for accounting purposes.

(a)	Rate Reconciliation

The provision for income taxes differs from the amount that would have resulted by applying the combined Canadian Federal, Ontario, British Columbia, Northwest Territories and Yukon statutory income tax rates of 26.58% (2019 - 26.60%).

($000s)	2020	2019
Loss before income taxes	(15,742)	(12,310)
	26.58%	26.60%
Tax expense calculated
Using statutory rates	(4,184)	(3,274)
Non-deductible items	1,897	1,113
Difference in foreign tax rates	10	11
Change in deferred tax rates	1,217	(89)
Movement in tax benefits not recognized	(1,078)	(395)
Impact of true-up of prior year balances	27	-
Renouncement of flow-through expenditures	1,357	1,904
Other	(46)	33
Income tax recovery	(800)	(697)

(b)	Deferred Income Tax

The following table summarizes the significant components of deferred income tax assets and liabilities:

($000s)	December 31, 2020	December 31, 2019
Deferred income tax assets:
Property and equipment	258	68
Provision for reclamation liabilities	822	70
Financing costs	2,480	622
Non-capital loss carryforwards	28,664	25,347

Deferred income tax liabilities:
Mineral interests	(51,258)	(48,533)
Net deferred income tax liabilities	(19,034)	(22,426)

(c)	Unrecognized Deferred Tax Assets

The company has not recognized deferred income tax assets in respect of the following tax effected deductible temporary differences:

($000s)	December 31, 2020	December 31, 2019
Marketable securities	167	227
Loss carryforwards	742	869
Investment tax credits	1,481	1,481
Foreign tax credits	268	268
Mineral properties	153	200
Provision for reclamation liabilities	241	1,183

Deferred tax has not been recognized on the deductible temporary difference of $3.5 million (2019 - $3.7 million) relating to investments in subsidiaries as these amounts will not be distributed in the foreseeable future.

The tax losses not recognized expire as per the amount and years noted below. The deductible temporary differences do not expire under the current tax legislation. Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profit would be available against which the Company can utilize the benefits there from.

(d)	Income Tax Attributes

As at December 31, 2020, the Company had the following income tax attributes to carry forward.

	($000s)	Expiry date
Canadian non-capital losses	107,611	2040
Canadian capital losses	2,571	Indefinite
Canadian tax basis of mineral interest	363,263	Indefinite

US non-capital losses	384	2040
US capital losses	1,641	2024
US tax basis of mineral interest	12,329	Indefinite